Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

Note 11 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company has a lease agreement for office space in New York from June 1, 2020 through May 31, 2021, with annual payments of $46,896 and converted to month to month lease in June 2021 and terminated the month to month lease on October 2021. The Company has a new lease agreement for office space in New York from July 1, 2021 through June 30, 2022, with a rental fee of $3,300 per month. In May 2022, the Company entered another lease agreement for office space in New York from July 1, 2022 through June 30, 2023, with a rental fee of $2,886 per month. The Company ended the lease on June 30, 2023.

In June 2022, the Company entered another lease agreement for office space in Dubai, United Arab Emirates from July 15, 2022 through July 14, 2023, with a rental fee of $7,829 per month. The Company ended the lease on July 14, 2023. The Company did not recognize the operating lease ROU assets and lease liabilities on the balance sheet as this lease has an initial term of 12 months or less.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

The one-year maturity of the Company’s lease obligations is presented below:

Year Ending June 30,	Operating Lease Amount
2023	$3,915
Total lease payments	$3,915

Operating lease expenses are included in general and administrative expenses. Total operating lease expenses were approximately $77,751, $65,580 and $71,000 for the years ended June 30, 2023, 2022 and 2021, respectively.